Cover	Feb. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41214
Entity Registrant Name	Western Acquisition Ventures Corp.
Entity Central Index Key	0001868419
Entity Tax Identification Number	86-3720717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	42 Broadway, 12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	310
Local Phone Number	740-0710
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false